Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PPM Funds
Entity Central Index Key	0001722478
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
PPM Core Plus Fixed Income Fund (Institutional)
Shareholder Report [Line Items]
Fund Name	PPM Core Plus Fixed Income Fund - PKPIX
Class Name	Institutional Class
dei:NoTradingSymbolFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about PPM Core Plus Fixed Income Fund for the period ended June 30, 2024. You can find additional information at https://www.ppmamerica.com/ppmfunds. You can also request this information by contacting us at 1-844-446-4PPM (1-844-446-4776).
Additional Information Phone Number	1-844-446-4PPM
Additional Information Website	https://www.ppmamerica.com/ppmfunds.
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 36,005,848
Holdings Count | Holdings	451
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value
Fund Size ($):	36,005,848
Number of Investments:	451
Portfolio Turnover (%):	46

What did the Fund invest in as of June 30, 2024?†

Holdings [Text Block]

Credit Rating (%)*
AAA	10.3
AA	37.7
A	18.9
BBB	22.0
BB	9.6
B	1.1
CCC	0.0
D	0.0
Cash	0.4
Unassigned	0.0
Total Investments	100.0

Asset Class (%)
Long Investments
Corporate Bonds And Notes	52.1
Government And Agency Obligations	33.9
Non-U.S. Government Agency Asset-Backed Securities	9.8
Senior Floating Rate Instruments	2.9
Short Term Investments	1.7
Total Net Assets	100.4

PPM Core Plus Fixed Income Fund

Industry Sector (%)
Long Investments
Financials	27.2
U.S. Government Agency MBS	21.8
Government Securities	12.1
Non-U.S. Government Agency ABS	9.8
Energy	5.9
Utilities	4.7
Consumer Discretionary	3.6
Health Care	3.5
Industrials	3.3
Materials	2.5
Other Sectors	6.0
Total Net Assets	100.4

Top 10 Holdings (%)
Treasury, United States Department of, 2.88%, 05/15/32	2.5
Treasury, United States Department of, 3.88%, 08/15/33	1.2
State Street U.S. Government Money Market Fund, 5.19%	1.2
Federal National Mortgage Association, Inc., 3.00%, 05/01/46	1.0
Treasury, United States Department of, 1.38%, 11/15/31	0.9
Treasury, United States Department of, 1.50%, 02/15/30	0.9
Treasury, United States Department of, 3.75%, 08/15/41	0.8
Treasury, United States Department of, 3.50%, 02/15/33	0.8
The Bank of New York Mellon Corporation, 6.47%, 10/25/34	0.8
Government National Mortgage Association, 2.50%, 03/20/51	0.7
Total Net Assets	10.8

†Does not reflect investments in derivative instruments, if applicable. Totals may not equal 100% due to rounding, if applicable.

* Credit ratings for securities held in the Fund are typically provided by at least one of three nationally recognized statistical rating organizations (“NRSRO”): Standard & Poor’s (S&P), Moody’s Investor Service and Fitch, Inc. For purposes of this presentation, credit ratings are determined based on the Bloomberg U.S. Aggregate Index’s credit rating methodology. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used. If no NRSRO ratings are available, the internal rating is used. For more information on the Fund’s credit rating methodology, please refer to the Fund’s Prospectus. Additional information about NRSRO ratings is contained in the Fund’s Statement of Additional Information.

Visit https://www.ppmamerica.com/ppmfunds for more recent holdings information.

PPM High Yield Core Fund (Institutional)
Shareholder Report [Line Items]
Fund Name	PPM High Yield Core Fund - PKHIX
Class Name	Institutional Class
dei:NoTradingSymbolFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about PPM High Yield Core Fund for the period ended June 30, 2024. You can find additional information at https://www.ppmamerica.com/ppmfunds. You can also request this information by contacting us at 1-844-446-4PPM (1-844-446-4776).
Additional Information Phone Number	1-844-446-4PPM
Additional Information Website	https://www.ppmamerica.com/ppmfunds
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 38,522,037
Holdings Count | Holdings	325
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value
Fund Size ($):	38,522,037
Number of Investments:	325
Portfolio Turnover (%):	44

What did the Fund invest in as of June 30, 2024?†

Holdings [Text Block]

Credit Rating (%)*
AAA	0.0
AA	0.0
A	0.3
BBB	4.9
BB	47.2
B	34.5
CCC	9.8
D	0.2
Cash	2.8
Unassigned	0.3
Total Investments	100.0

Asset Class (%)
Long Investments
Corporate Bonds And Notes	87.1
Senior Floating Rate Instruments	8.4
Short Term Investments	7.0
Common Stocks	0.3
Total Net Assets	102.8

PPM High Yield Core Fund

Industry Sector (%)
Long Investments
Energy	16.1
Financials	15.1
Consumer Discretionary	14.8
Communication Services	13.2
Industrials	10.4
Health Care	6.8
Information Technology	6.2
Consumer Staples	6.0
Securities Lending Collateral	4.1
Materials	3.8
Other Sectors	6.3
Total Net Assets	102.8

Top 10 Holdings (%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.25% - Institutional Class	4.1
State Street U.S. Government Money Market Fund, 5.19%	2.9
Carnival Corporation, 4.00%, 08/01/28	2.0
Energean Israel Finance Ltd, 4.88%, 03/30/26	1.1
MCE Finance Limited, 5.38%, 12/04/29	1.0
Organon & Co., 5.13%, 04/30/31	0.9
Cimpress NV, 7.00%, 06/15/26	0.9
Enerflex Ltd., 9.00%, 10/15/27	0.8
Pilgrim's Pride Corporation, 4.25%, 04/15/31	0.8
Bip-V Chinook, 5.50%, 06/15/31	0.8
Total Net Assets	15.3

†Does not reflect investments in derivative instruments, if applicable. Totals may not equal 100% due to rounding, if applicable.

* Credit ratings for securities held in the Fund are typically provided by at least one of three nationally recognized statistical rating organizations (“NRSRO”): Standard & Poor’s (S&P), Moody’s Investor Service and Fitch, Inc. For purposes of this presentation, credit ratings are determined based on the Bloomberg U.S. Aggregate Index’s credit rating methodology. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used. If no NRSRO ratings are available, the internal rating is used. For more information on the Fund’s credit rating methodology, please refer to the Fund’s Prospectus. Additional information about NRSRO ratings is contained in the Fund’s Statement of Additional Information.

Visit https://www.ppmamerica.com/ppmfunds for more recent holdings information.